Income Taxes - Significant components of the Company's consolidated deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Total deferred tax assets	$ 494,236	$ 465,518
Valuation allowance	(494,236)	(465,518)
Deferred tax assets, net of valuation allowance	0	0
Gelesis
Deferred tax assets:
Federal net operating loss carryforwards	40,469,000	24,730,000
State net operating loss carryforwards	10,643,000	7,207,000
Equity compensation	5,620,000	4,353,000
Accruals and reserves		26,000
Uncollected grants	998,000	712,000
Investment in subsidiaries	3,820,000	3,931,000
Research credits	1,578,000	1,298,000
Other assets	152,000	46,000
Deferred income	239,000
Interest	257,000
Deferred rent	547,000	600,000
Total deferred tax assets	64,323,000	42,903,000
Valuation allowance	(59,841,000)	(37,427,000)
Deferred tax assets, net of valuation allowance	4,482,000	5,476,000
Deferred tax liabilities:
Intangible assets and amortization	(3,932,000)	(4,680,000)
Right-of-Use asset	(536,000)	(591,000)
Other liabilities	(14,000)	(204,000)
Total deferred tax liabilities	$ (4,482,000)	$ (5,476,000)